Income Taxes (Provision For Income Taxes From Continuing Operations) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 27, 2012	Jun. 29, 2011	Jun. 30, 2010
Current income tax expense:
Federal	$ 27,707	$ 16,596	$ 36,493
State	7,056	1,694	9,055
Foreign	5,098	2,046	1,904
Total current income tax expense	39,861	20,336	47,452
Deferred income tax expense (benefit):
Federal	16,520	20,507	(15,773)
State	1,196	1,426	(3,415)
Total deferred income tax expense (benefit)	17,716	21,933	(19,188)
Provision for income taxes	$ 57,577	$ 42,269	$ 28,264